Offerings	Jul. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	186,374,316
Maximum Aggregate Offering Price	$ 1,364,087.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 188.38
Offering Note	Represents the maximum number of shares of common stock, par value $0.001 per share, ("AGH Common Stock") of Aureus Greenway Holdings Inc. ("AGH") estimated to be issuable in connection with the Merger, consisting of the sum of: (a) 79,662,484 shares of AGH Common Stock issuable as Base Consideration, equal to the product of (i) 132,952 shares of Autonomous Power Corporation ("Powerus") common stock, par value $0.001 per share ("Powerus Common Stock"), outstanding immediately prior to the Merger and (ii) the Exchange Ratio of 599.18229 shares of AGH Common Stock per share of Powerus Common Stock; plus (b) 55,000,000 shares of AGH Common Stock issuable as Earn Out Shares pursuant to the First Amendment to the Agreement and Plan of Merger, which are deemed fully earned, vested and non-contingent as of the closing of the Merger; plus (c) 23,141,023 shares of AGH Common Stock issuable upon exercise of replacement options (the "Replacement Options") issued in substitution for the 38,621 outstanding options to purchase Powerus Common Stock, after giving effect to the Exchange Ratio; plus (d) 28,570,809 shares of AGH Common Stock issuable upon exercise of replacement warrants (the "Replacement Warrants") issued in substitution for the 47,683 outstanding warrants to purchase Powerus Common Stock, after giving effect to the Exchange Ratio. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares of AGH Common Stock that may become issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. Pursuant to Rule 457(f)(2) under the Securities Act, because there is no established public trading market for the shares of Powerus Common Stock to be exchanged in the Merger, the proposed maximum aggregate offering price was calculated based on the book value, as of March 31, 2026, of the 132,952 shares of Powerus Common Stock that will be exchanged in the Merger, which amount equals $1,364,087.52.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Options to purchase Common Stock
Amount Registered | shares	23,141,023
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents the maximum number of Replacement Options issuable in substitution for the 38,621 outstanding options to purchase Powerus Common Stock, after giving effect to the Exchange Ratio of 599.18229 shares of AGH Common Stock per share of Powerus Common Stock, expressed on an as-converted, underlying-share basis. The registration fee with respect to the Replacement Options has been allocated to the underlying shares of AGH Common Stock issuable upon exercise of such options, as described in footnote (1).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	28,570,809
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is payable with respect to the Replacement Warrants because the shares of AGH Common Stock issuable upon exercise of the Replacement Warrants are being registered concurrently on this Registration Statement, as described in footnote (1). Represents the maximum number of Replacement Warrants issuable in substitution for the 47,683 outstanding warrants to purchase Powerus Common Stock, after giving effect to the Exchange Ratio of 599.18229 shares of AGH Common Stock per share of Powerus Common Stock, expressed on an as-converted, underlying-share basis. The registration fee with respect to the Replacement Warrants has been allocated to the underlying shares of AGH Common Stock issuable upon exercise of such Replacement Warrants, as described in footnote (1).